Lease (Tables)	12 Months Ended
Dec. 31, 2022
Presentation Of Leases For Lessee [Abstract]
Schedule of Group's Right of Use Assets
The following table provides information about the Group’s right of use assets at December 31:

	2022	2021
Opening balance at January 1	162	—
Additions	—	172

Depreciation	(64)	(10)

Impact of transaction of foreign currency	15	—

Total ROU asset at December 31	113	162

Schedule of Group's Lease Liabilities
The following table provides information about the Group’s lease liabilities at December 31:

	2022	2021
Opening balance at January 1	164	—
Additions	—	172
Repayment	(55)	(10)
Interest	9	2

Total lease liability at December 31	118	164

Current
Lease liabilities	62	53
Non-current
Lease liabilities	56	111